CAPITAL RISK MANAGEMENT (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
FINANCIAL ASSETS
Interest income		$ 3.5	$ 2.5
Lease interest income		0.7
Other finance income		0.5
Finance income		4.7	2.6	[1]	$ 1.6
Foreign exchange gain/(loss)	[2]	(0.2)
Impairments/allowances	[3]	(2.3)	(0.2)
Total - from subsequent valuation		(2.5)	(0.2)
Net (expense)/income		2.2	2.3
FINANCIAL LIABILITIES
Interest expenses		(29.2)	(30.2)
Interest on lease obligations		(56.2)
Other finance expenses		(0.5)	(0.4)
Finance expenses		(85.9)	(30.6)
Foreign exchange gain/(loss)	[2]	0.5	(0.9)
Total - from subsequent valuation		0.5	(0.9)
Net (expense)/income		(85.4)	(31.5)
Financial liabilities at amortized cost
FINANCIAL LIABILITIES
Interest expenses		(29.2)	(30.2)
Interest on lease obligations		(56.2)
Other finance expenses		(0.5)	(0.4)
Finance expenses		(85.9)	(30.6)
Foreign exchange gain/(loss)	[2]	0.5	(0.9)
Total - from subsequent valuation		0.5	(0.9)
Net (expense)/income		(85.4)	(31.5)
Financial liabilities at fvtpl
FINANCIAL LIABILITIES
Interest expenses		0.0	0.0
Interest on lease obligations		0.0
Other finance expenses		0.0	0.0
Finance expenses		0.0	0.0
Foreign exchange gain/(loss)	[2]	0.0	0.0
Total - from subsequent valuation		0.0	0.0
Net (expense)/income		0.0	0.0
Financial assets at amortized cost
FINANCIAL ASSETS
Interest income		3.5	2.5
Lease interest income		0.7
Other finance income		0.5
Finance income		4.7	2.5
Foreign exchange gain/(loss)	[2]	(0.2)
Impairments/allowances	[3]	(2.3)	(0.2)
Total - from subsequent valuation		(2.5)	(0.2)
Net (expense)/income		2.2	2.3
Financial assets at fvtpl
FINANCIAL ASSETS
Interest income		0.0	0.0
Lease interest income		0.0
Other finance income		0.0
Finance income		0.0	0.0
Foreign exchange gain/(loss)	[2]	0.0
Impairments/allowances	[3]	0.0	0.0
Total - from subsequent valuation		0.0	0.0
Net (expense)/income		$ 0.0	$ 0.0

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)
[2]	This position includes the foreign exchange gain/(loss) recognized on third party and intercompany financial assets and liabilities through the consolidated statements of comprehensive income.
[3]	This position includes net income/(expense) from released impairments, allowances or recoveries during the period less the increase of impairments or allowances.